September 8, 2005



VIA EDGARLINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 (File No. 33-10914)

Dear Commissioner:

On behalf of Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 ("separate account"), incorporated by reference is the semi-annual report of the underlying fund, American Funds' American Variable Insurance Series for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer:           American Legacy I and II
         File #:          811-03857
         Accession #:     729528-05-000016
         CIK #:           729528
         Filing Date:     9-7-05

         Filer:           American Legacy III
         File #:          811-03857
         Accession #:     729528-05-000016
         CIK #:           729528
         Filing Date:     9-7-05

This semi-annual report is for the period ending June 30, 2005, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President